SUMMARY OF ACCOUNTING POLICIES (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan were prepared on the accrual basis of accounting.
Use of Estimate
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments (other than the fully benefit-responsive investment contracts) are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5 for a description of the valuation methodologies used for assets measured at fair value.

Fully benefit-responsive investment contracts are reported at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit- responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under terms of the Plan. See Note 3 for a description of the valuation methodologies used for assets measured at contract value.

Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

The Plan provides for investments that, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the participants' accounts and amounts reported in the Statements of Net Assets Available for Benefits.

Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan document.

Contributions
Contributions

Participant contributions are allocated to participant accounts when the Company remits payroll deductions from eligible Plan participants. Participant and employer contributions are recorded in the year in which participant contributions are withheld from compensation.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses

Certain administrative expenses of the Plan may be paid from Plan assets to the extent permissible by the Plan document. Expenses are identified as either specific or common fees. Specific fees, if any, are charged entirely to the Plan. Common fees are prorated to the Plan based on the Plan assets in relation to Master Trust assets.

Net Appreciation (Loss)
Net Appreciation (Loss)

Net appreciation on investments is based on the value of the assets at the beginning of the year or at the date of purchase during the year, rather than the original cost at the time of purchase. The Plan's unrealized net appreciation and realized gains and losses are included in the change in Plan's interest in Master Trust.